Income Taxes - Reconciliation of the Beginning and Ending Liability for Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 167
Additions for tax positions in the current year	2,168	167
Reductions for tax positions of prior years	(167)
Balance at end of year	$ 2,168	$ 167